Debt (Summary of Short-Term Debt) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Short-term debt	$ 873	$ 1,534
Other short-term debt	$ 103	$ 67